LONG-TERM LOANS FROM BANKS (Details Textual) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Minimum Ratio Of Shareholders Equity To Consolidated Assets	20.00%
Minimum Shareholders Equity	$ 20,000
Year 2013-2014 [Member]
Debt Instrument [Line Items]
Maximum debt ratio	4.2
Year 2015 [Member]
Debt Instrument [Line Items]
Maximum debt ratio	3.5
Year 2016 [Member]
Debt Instrument [Line Items]
Maximum debt ratio	3
Year 2017 and thereafter [Member]
Debt Instrument [Line Items]
Maximum debt ratio	2.5
Company And Its Subsidiaries [Member]
Debt Instrument [Line Items]
Maximum debt ratio	4